Contents of Significant Accounts - Details of Distribution of Employees' Compensation and Directors' Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Employees’ compensation – Cash	$ 2,581,675	$ 1,132,952	$ 1,400,835
Directors’ compensation	$ 32,369	$ 10,259	$ 7,624